Commitments and Contingencies - Supplement Balance Sheet Information Related to Lease (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
less: accumulated depreciation and amortization		$ (1,560)	$ (1,253)
Lease liabilities, Finance leases	$ 236	404
Operating lease right-of-use assets	1,357	1,537
Current portion of operating lease liabilities	318	284
Operating lease liabilities, less current portion	1,673	1,901
Total operating lease liabilities	$ 1,991	$ 2,185
Finance leases (years) (Year)	1 year	2 years
Operating leases (years) (Year)	5 years	6 years
Finance leases	7.80%	7.70%
Operating leases	7.50%	7.50%
Property and Equipment, At Cost [Member]
Property and equipment, at cost	$ 1,013	$ 1,013
Accumulated Depreciation and Amortization [Member]
less: accumulated depreciation and amortization	(490)	(398)
Property and Equipment, Net [Member]
Property and equipment, net	523	615
Other Current Liabilities [Member]
Other current liabilities	214	236
Other Noncurrent Liabilities [Member]
Other long-term liabilities	22	168
Operating Lease Right-of-Use Assets [Member]
Operating lease right-of-use assets	1,357	1,537
Current Portion of Operating Lease Liabilities [Member]
Current portion of operating lease liabilities	318	284
Operating Lease Liabilities, Less Current Portion [Member]
Operating lease liabilities, less current portion	$ 1,673	$ 1,901